Stock-Based Compensations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Nonvested Stock Shares Activity	Changes in
non-vested
RSUs outstanding under the LTIP during the three months ended June 30, 2023 were as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	—	$—
Granted	288,939	$16.16
Vested	(16,944)	$15.99
Forfeited	—	$—

Non-vested at June 30, 2023	271,995	$16.17

Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Nonvested Stock Shares Activity	Changes in
non-vested
PSUs outstanding under the LTIP during the three months ended June 30, 2023 were as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	—	$—
Granted	490,167	$20.19
Vested	(584)	$20.19
Forfeited	(16,360)	$20.19

Non-vested at June 30, 2023	473,223	$20.19

Class P Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Nonvested Stock Shares Activity
A summary of Atlas LLC’s Class P unit activity is as follows:

	Number of Class P Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	3,533	$151.57
Granted	—	$—
Vested	(3,533)	$151.57
Forfeited	—	$—

Non-vested at June 30, 2023	—	$—

Atlas Sand Company LLC [Member] | Class P Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Nonvested Stock Shares Activity
A summary of ASCo’s Class P unit activity is as follows (in thousands):

ASCo Plan Class P unit activity	Number of Class P Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	2,500	$151.57
Granted	2,500	—
Vested	(2,167)	$151.57
Forfeited	—	—

Non-vested at December 31, 2021	2,833	$151.57

Granted	2,200	$151.57
Vested	(1,500)	$151.57
Forfeited	—	—

Non-vested at December 31, 2022	3,533	$151.57